Significant Accounting Judgements, Estimates and Assumptions (Details)			12 Months Ended
	Jun. 28, 2024	Apr. 12, 2022	Dec. 31, 2024	Dec. 31, 2023
Soto Norte
Disclosure of associates [line items]
Percentage of ownership	51.00%	20.00%	0.00%	20.00%